PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 101.8%
Municipal Bonds
Alabama 4.8%
Black Belt Energy Gas District,
Revenue, Gas Project No. 7, Series C-1, (Mandatory Put Date 12/01/26)	4.000%(cc)	10/01/52	2,120	$2,121,342
Revenue, Gas Project, Series E, (Mandatory Put Date 06/01/28)	5.000(cc)	05/01/53	2,000	2,081,805
Revenue, Project No. 8, Series A, (Mandatory Put Date 12/01/29)	4.000(cc)	12/01/52	1,440	1,430,119
Revenue, Rfdg., (Mandatory Put Date 12/01/31)	4.000(cc)	06/01/51	1,000	1,000,442
Revenue, Series D1, Rfdg., (Mandatory Put Date 06/01/27)	4.000(cc)	07/01/52	500	501,343

County of Jefferson Sewer, Revenue Warrants, Rfdg.	5.000	10/01/33	1,000	1,122,269
Selma Industrial Development Board, Revenue, International Paper Co. Project, Series A, Rfdg., (Mandatory Put Date 06/16/25)	1.375(cc)	05/01/34	400	390,073
Southeast Alabama Gas Supply District, Revenue, Project No. 2, Series B, Rfdg., (Mandatory Put Date 05/01/32)	5.000(cc)	06/01/49	750	790,828
Southeast Energy Authority, A Cooperative District, Revenue, Project No. 5, Series A	5.000	07/01/24	350	350,019
				9,788,240
Alaska 0.7%
Alaska Industrial Development & Export Authority,
Revenue, Tanana Chiefs Conference Project, Series A	5.000	10/01/24	345	345,751
Revenue, Tanana Chiefs Conference Project, Series A	5.000	10/01/29	1,000	1,055,282
				1,401,033
Arizona 3.3%
Arizona Health Facilities Authority, Revenue, Banner Health, Series B	4.520(cc)	01/01/37	2,500	2,465,620
Arizona Industrial Development Authority, Revenue, Phoenix Children’s Hospital Project, Series A	5.000	02/01/27	325	338,305
Chandler Industrial Development Authority, Revenue, Intel Corp. Project, AMT, (Mandatory Put Date 06/01/29)	4.000(cc)	06/01/49	1,250	1,257,155
Industrial Development Authority of the City of Phoenix, Revenue, Great Hearts Academies Project	3.750	07/01/24	105	104,988

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Arizona (cont’d.)
Maricopa County Industrial Development Authority,
Revenue, Horizon Community Learning Center Project, Rfdg.	4.000%	07/01/26	980	$965,486
Revenue, Reid Traditional Schools Project	4.000	07/01/26	310	304,977

Salt Verde Finance Corp., Revenue, National Gas Utility, Senior Lien	5.250	12/01/26	1,275	1,316,975
				6,753,506
California 2.3%
California Community Choice Financing Authority, Revenue, Green Bond Project, Series B-2, (Mandatory Put Date 08/01/31)	4.330(cc)	02/01/52	1,000	912,328
California Municipal Finance Authority, Revenue, American Heritage Foundation, Series A, Rfdg.	4.000	06/01/26	130	127,444
California Pollution Control Financing Authority, Revenue, Green Bond Project, AMT, 144A	7.000	07/01/22^(d)	250	40,000
California School Finance Authority,
Revenue, Alliance College Ready Public Schools, Series A, Rfdg., 144A	4.000	07/01/24	270	269,983
Revenue, Green Dot Public School Project, Series A, 144A	4.000	08/01/25	315	313,210
Revenue, KIPP Project, Series A, 144A	3.625	07/01/25	175	173,433

Long Beach Bond Finance Authority, Revenue, Natural Gas, Series B	5.191(cc)	11/15/27	700	691,851
Los Angeles Unified School District, Series A, GO, Rfdg.	5.000	07/01/25	1,000	1,017,949
Sanger Unified School District, Certificate of Participation, Capital Projects, Rfdg., AGM	5.000	06/01/52	60	60,009
State of California, GO, Rfdg.	4.000	09/01/34	1,000	1,088,916
				4,695,123
Colorado 4.5%
City & County of Denver Airport System,
Revenue, Series A, AMT, Rfdg.	5.000	11/15/29	2,500	2,653,547
Revenue, Sub-Series B, AMT, Rfdg.	5.000	11/15/32	1,000	1,074,691
Colorado Health Facilities Authority,
Revenue, AdventHealth Obligated Group, Series A, (Mandatory Put Date 11/15/29)	5.000(cc)	11/15/59	500	538,933

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)
Colorado Health Facilities Authority, (cont’d.)
Revenue, CommonSpirit Health, Series A, Rfdg.	5.000%	08/01/27	1,150	$1,203,850
Revenue, CommonSpirit Health, Series A, Rfdg.	5.000	08/01/28	375	399,071
Revenue, CommonSpirit Health, Series A-2, Rfdg.	5.000	08/01/26	390	401,767
Revenue, CommonSpirit Health, Series B-1, Rfdg., (Mandatory Put Date 08/01/25)	5.000(cc)	08/01/49	1,430	1,441,953

Regional Transportation District, Revenue, Denver Transit Partners Eagle P3 Project, Series A, Rfdg.	5.000	07/15/27	620	644,130
University of Colorado, University Enterprise Revenue, Green Bond Project, Series C-3B, Rfdg., (Mandatory Put Date 10/15/26)	2.000(cc)	06/01/51	780	744,582
				9,102,524
Connecticut 1.1%
Connecticut State Health & Educational Facilities Authority, Revenue, Series 2015-A, Rfdg., (Mandatory Put Date 07/12/24)	0.375(cc)	07/01/35	1,000	998,333
State of Connecticut, Revenue, Series B	5.000	10/01/37	1,175	1,242,048
				2,240,381
Delaware 0.1%
Delaware State Economic Development Authority, Revenue, Newark Charter School, Series A, Rfdg.	2.800	09/01/26	175	171,367
District of Columbia 1.3%
District of Columbia,
Revenue, KIPP Project	5.000	07/01/25	270	271,039
Revenue, KIPP Project, Series B, Rfdg.	5.000	07/01/24	200	200,003
Revenue, KIPP Project, Series B, Rfdg.	5.000	07/01/37	1,280	1,316,629

District of Columbia KIPP Charter School, Revenue, Project Series B, Rfdg.	5.000	07/01/27	220	223,972
Metropolitan Washington Airports Authority, Revenue, Series A, AMT, Rfdg.	5.000	10/01/28	520	544,325
				2,555,968

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida 8.7%
Central Florida Expressway Authority, Revenue, Senior Lien, Rfdg.	5.000%	07/01/38	1,620	$1,676,542
City of Tallahassee, Revenue, Memorial Health Care, Inc. Project, Series A	5.000	12/01/25	550	556,997
County of Broward Airport System,
Revenue, Series A, AMT	5.000	10/01/26	500	506,092
Revenue, Series B, AMT, Rfdg.	5.000	10/01/27	1,000	1,038,574

County of Pasco, Revenue, H. Lee Moffitt Cancer Center Project, Series A, AGM	5.250	09/01/25	100	102,174
Greater Orlando Aviation Authority,
Revenue, Priority Sub-Series A, AMT	5.000	10/01/32	1,160	1,186,717
Revenue, Series A, AMT	5.000	10/01/24	110	110,366
Revenue, Series A, AMT	5.000	10/01/28	3,350	3,536,763
Lakewood Ranch Stewardship District,
Special Assessment	4.250	05/01/25	100	99,790
Special Assessment	4.250	05/01/26	100	99,867
Special Assessment	4.625	05/01/27	300	300,551

Myrtle Creek Improvement District, Special Assessment, Series A, BAM, Rfdg.	4.000	05/01/27	535	536,444
Orange County Health Facilities Authority, Revenue, Orlando Health Care Obligated Group, Series B, Rfdg.	5.000	10/01/25	2,530	2,583,777
Orlando Utilities Commission, Revenue, Series B, (Mandatory Put Date 10/01/28)	1.250(cc)	10/01/46	2,540	2,211,477
St. Johns County Housing Finance Authority, Revenue, St. John Oaks, Series A, (Mandatory Put Date 07/01/25)	3.550(cc)	07/01/27	1,000	996,900
Village Community Development District No. 06, Special Assessment, Revenue, Rfdg.	4.000	05/01/26	210	210,541
Village Community Development District No. 07,
Special Assessment, Revenue, Rfdg.	4.000	05/01/25	1,625	1,629,791
Special Assessment, Revenue, Rfdg.	4.000	05/01/26	250	250,032
				17,633,395
Georgia 6.3%
Burke County Development Authority,
Revenue, Georgia Power Co. Plant Vogtle Project, 5th Series, (Mandatory Put Date 06/13/28)	3.700(cc)	10/01/32	565	567,062
Revenue, Georgia Power Co. Plant Vogtle Project, Rfdg., (Mandatory Put Date 08/22/24)	1.700(cc)	12/01/49	1,000	995,967

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Georgia (cont’d.)
Burke County Development Authority, (cont’d.)
Revenue, Oglethorpe Power Corp., Series V, Rfdg., (Mandatory Put Date 02/03/25)	3.250%(cc)	11/01/45	500	$495,856

City of Atlanta Airport Passenger Facility Charge, Revenue, Sub-Lien, Sustainable Bonds, Series E, AMT	5.000	07/01/33	1,265	1,375,160
City of Atlanta Department of Aviation, Airport Revenue, Series B, AMT	5.000	07/01/24	340	340,035
Main Street Natural Gas, Inc.,
Revenue, Series B, (Mandatory Put Date 12/02/24)	4.000(cc)	08/01/49	4,080	4,100,293
Revenue, Series C, (Mandatory Put Date 12/01/28)	4.000(cc)	05/01/52	1,050	1,050,554
Revenue, Series C, (Mandatory Put Date 12/01/31)	5.000(cc)	12/01/54	500	527,018
Municipal Electric Authority of Georgia,
Power Revenue, Series HH, Rfdg.	5.000	01/01/29	1,315	1,371,743
Revenue, Combined Cycle Project, Series A, Rfdg.	4.000	11/01/24	1,400	1,400,810
Revenue, Project No. 1, Sub-Series A, Rfdg.	5.000	01/01/26	585	596,090
				12,820,588
Idaho 1.0%
County of Nez Perce, Revenue, Potlatch Corp. Project, Rfdg.	2.750	10/01/24	1,000	994,980
Idaho Housing & Finance Association, Revenue, Series A	5.000	08/15/39	845	952,635
				1,947,615
Illinois 9.1%
Chicago O’Hare International Airport, Revenue, Series A, AMT, Rfdg.	5.000	01/01/26	985	989,609
City of Chicago Waterworks,
Revenue, Second Lien Project	5.000	11/01/25	530	531,468
Revenue, Second Lien, Rfdg.	4.000	11/01/24	280	279,648
Revenue, Second Lien, Series B, Rfdg.	5.000	11/01/24	300	301,432
Illinois Finance Authority,
Revenue, Advocate Health Care Network, Series A-3, Rfdg.	5.000	11/01/30	910	945,284
Revenue, Advocate Health Care Project, Series A-1, Rfdg.	4.000	11/01/30	830	828,990
Revenue, Carle Foundation, Series A, Rfdg.	5.000	08/15/25	330	335,282
Railsplitter Tobacco Settlement Authority,
Revenue, (Escrowed to Maturity Date 06/01/25)(ee)	5.000	06/01/25	265	268,395
Revenue, (Escrowed to Maturity Date 06/01/26)(ee)	5.000	06/01/26	2,935	3,023,758
Revenue, (Pre-Refunded Date 06/01/26)(ee)	5.000	06/01/28	375	387,589

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Sales Tax Securitization Corp.,
Revenue, Senior Lien, Series C, Rfdg.	5.000%	01/01/38	1,000	$1,070,055
Revenue, Senior Series D	5.000	01/01/35	600	661,340
State of Illinois,
Revenue, Build Illinois Bonds, Junior Obligation, Series C, Rfdg.	5.000	06/15/26	1,935	1,990,549
Revenue, Junior Series D, BAM, Rfdg.	5.000	06/15/25	1,325	1,346,120
Series A, GO	5.000	11/01/25	1,500	1,527,053
Series B, GO	5.000	05/01/25	500	505,551
Series B, GO	5.000	05/01/31	1,490	1,625,555
Series D, GO, Rfdg.	5.000	07/01/24	1,040	1,040,105
Series D, GO, Rfdg.	5.000	07/01/36	775	856,879
				18,514,662
Indiana 2.8%
City of Rockport, Revenue, Power Co. Project, Series A, Rfdg.	3.050	06/01/25	500	497,042
Indiana Finance Authority,
Revenue, First Lien, CWA Authority Project, Series 2024 A, Rfdg.(hh)	5.000	10/01/41	1,500	1,671,131
Revenue, Indiana University Health Obligated Group, Series B, (Mandatory Put Date 07/01/25)	2.250(cc)	12/01/58	500	490,767
Revenue, Indiana University Health, Inc., Series A, Rfdg.	5.000	12/01/25	1,305	1,333,316
Revenue, Indiana University Health, Series B-1, (Mandatory Put Date 07/01/28)	5.000(cc)	10/01/62	745	785,188
Revenue, Power & Light Co. Project, Series A, Rfdg.	1.400	08/01/29	1,000	864,601
				5,642,045
Kentucky 4.3%
County of Trimble, Revenue, Louisville Gas & Electric Project, Series A, AMT, Rfdg., (Mandatory Put Date 09/01/27)	1.300(cc)	09/01/44	750	686,126
Kentucky Public Energy Authority,
Revenue, Gas Supply, Series B, (Mandatory Put Date 01/01/25)	4.000(cc)	01/01/49	1,560	1,568,631
Revenue, Gas Supply, Series C-1, (Mandatory Put Date 06/01/25)	4.000(cc)	12/01/49	2,725	2,725,309
Revenue, Series A-1, (Mandatory Put Date 08/01/30)	4.000(cc)	08/01/52	2,000	1,984,062
Revenue, Series B, Rfdg., (Mandatory Put Date 08/01/32)	5.000(cc)	01/01/55	1,000	1,056,405

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Kentucky (cont’d.)

Kentucky Turnpike Authority, Revenue, Revitalization Projects, Series A, Rfdg.(hh)	5.000%	07/01/26	600	$619,750
				8,640,283
Louisiana 1.0%
Louisiana Public Facilities Authority,
Revenue, Elementus Minerals LLC Project, (Mandatory Put Date 11/01/25), 144A	5.000(cc)	10/01/43	1,000	1,007,495
Revenue, Tulane University Project	5.000	04/15/38	650	740,241

Parish of St. John the Baptist, Revenue, Marathon Oil Corp. Project, Rfdg., (Mandatory Put Date 07/01/24)	2.100(cc)	06/01/37	200	200,000
				1,947,736
Massachusetts 2.1%
Massachusetts Development Finance Agency,
Revenue, Northeastern University Issue, Series A, Rfdg.(hh)	5.000	10/01/34	1,200	1,400,892
Revenue, Series B, Rfdg.	4.000	02/15/36	1,000	1,101,895

Massachusetts Educational Financing Authority, Revenue, Senior Series B, AMT, Rfdg.	5.000	07/01/28	1,000	1,041,397
Massachusetts Port Authority, Revenue, Series C, AMT, Rfdg.	5.000	07/01/29	665	702,197
				4,246,381
Michigan 1.1%
Michigan Finance Authority, Revenue, Senior Series A, Class 1, Rfdg.	5.000	06/01/32	500	538,502
Michigan Strategic Fund, Revenue, Graphic Packaging International LLC, Green Bond Recycle Project, AMT, (Mandatory Put Date 10/01/26)	4.000(cc)	10/01/61	1,500	1,505,599
State of Michigan, Environmental Program, Series A, GO	5.000	12/01/25	165	166,001
				2,210,102

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Minnesota 0.2%
Hennepin County Housing & Redevelopment Authority, Revenue, Talmage Oakland Project, Series A, (Mandatory Put Date 09/01/24)	4.100%(cc)	09/01/25	500	$500,006
Mississippi 0.2%
Mississippi Business Finance Corp., Pollution Control Revenue, Rfdg.	3.200	09/01/28	500	480,994
Missouri 1.0%
Health & Educational Facilities Authority of the State of Missouri, Revenue, Lutheran Senior Services, Rfdg.	5.000	02/01/35	1,010	1,010,558
Kansas City Industrial Development Authority, Revenue, International Airport Terminal Modernization Project, Series B, AMT	5.000	03/01/30	1,000	1,051,063
				2,061,621
Nebraska 0.5%
Central Plains Energy Project, Revenue, Project No. 4, Series A-1, Rfdg., (Mandatory Put Date 11/01/29)	5.000(cc)	05/01/54	1,000	1,051,693
Nevada 0.1%
County of Clark Department of Aviation, Revenue, Sub-Series B, AMT, Rfdg.	5.000	07/01/27	140	145,137
New Hampshire 0.5%
New Hampshire Business Finance Authority, Revenue, Caldwell Ranch Project, 144A(hh)	4.875	12/01/33	1,000	1,002,399
New Jersey 4.5%
Gloucester County Improvement Authority, Rowan University Student Center Project, Loan Revenue Notes, Rfdg.	4.000	02/27/25	1,000	1,001,881
New Jersey Economic Development Authority,
Revenue, American Water Co. Inc. Project, Series E, AMT, Rfdg.	0.850	12/01/25	600	576,984
Revenue, Series SSS, Rfdg.	5.250	06/15/39	325	371,527

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)

New Jersey Higher Education Student Assistance Authority, Revenue, Senior Series A, Rfdg.	5.000%	12/01/24	400	$401,508
New Jersey Turnpike Authority,
Revenue, Series A, Rfdg.(hh)	4.000	01/01/35	1,000	1,070,260
Revenue, Series E	5.000	01/01/32	1,000	1,008,342
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg.	5.000	06/01/25	2,045	2,069,069
Revenue, Series A, Rfdg.	5.000	06/01/26	1,745	1,785,821
Revenue, Series A, Rfdg.	5.000	06/01/31	500	522,531
Revenue, Series A, Rfdg.	5.000	06/01/36	235	246,586
				9,054,509
New Mexico 0.6%
City of Farmington, Revenue, 4 Corners Project, Rfdg.	1.800	04/01/29	1,500	1,306,364
New York 10.4%
Long Island Power Authority, Revenue, Series B, Rfdg., (Mandatory Put Date 09/01/26)	1.500(cc)	09/01/51	2,000	1,880,488
Metropolitan Transportation Authority, Revenue, Series D, Rfdg.	5.000	11/15/32	1,710	1,801,200
New York City Housing Development Corp., Revenue, 8 Spruce Street, Class E, Rfdg.	3.500	02/15/48	2,000	1,988,913
New York City Municipal Water Finance Authority,
Revenue, 2nd Generation Resolution, Fiscal 2016, Sub-Series CC-1, Rfdg.	5.250	06/15/37	1,000	1,040,546
Revenue, Sub-Series CC-2, Rfdg.	5.000	06/15/36	1,000	1,200,651
New York City Transitional Finance Authority,
Revenue, Future Tax Secured, Fiscal 1999, Sub-Series E-1	5.000	02/01/36	1,000	1,038,371
Revenue, MultiModal Bonds, Sub-Series B	5.500	05/01/44	1,000	1,145,469
Revenue, Sub-Series A-2	5.000	08/01/38	2,505	2,611,960

New York Liberty Development Corp., Revenue, Bank of America Tower at One Bryant Park Project, Class 3, Rfdg.	2.800	09/15/69	1,000	898,049
New York State Dormitory Authority,
Revenue, Personal Income Tax, Series A, Rfdg.	5.250	03/15/37	500	540,175
Revenue, Series A, Rfdg.	5.000	03/15/33	1,000	1,145,966

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
New York State Urban Development Corp.,
Revenue, Personal Income Tax, Series A, Rfdg.	5.000%	03/15/31	1,685	$1,722,549
Revenue, Personal Income Tax, Series C, Rfdg.	5.000	03/15/41	1,375	1,429,482

New York Transportation Development Corp., Revenue, JFK International Air Terminal Project, Series A, AMT, Rfdg.	5.000	12/01/25	200	203,489
Port Authority of New York & New Jersey, Revenue, Series 226, AMT, Rfdg.	5.000	10/15/27	935	973,826
Rockland County Industrial Development Agency, Revenue, Rockland Gardens Project, (Mandatory Put Date 05/01/25)	4.650(cc)	05/01/27	400	400,519
Triborough Bridge & Tunnel Authority, Revenue, Series A-2, Rfdg., (Mandatory Put Date 05/15/26)	2.000(cc)	05/15/45	1,000	960,502
TSASC, Inc., Revenue, Series A, Rfdg.	5.000	06/01/25	235	238,267
				21,220,422
North Carolina 0.6%
City of Charlotte Airport, Revenue, Series B, AMT, Rfdg.	5.000	07/01/30	1,125	1,194,126
Ohio 3.4%
Akron Bath Copley Joint Township Hospital District, Revenue, Summa Health Obligation Group, Rfdg.	5.000	11/15/27	185	191,152
Buckeye Tobacco Settlement Financing Authority, Revenue, Senior Series A-2, Class 1, Rfdg.	5.000	06/01/28	1,350	1,416,605
County of Cuyahoga,
Revenue, MetroHealth System, Rfdg.	4.000	02/15/29	1,200	1,194,194
Revenue, MetroHealth System, Rfdg.	5.000	02/15/25	695	698,491

Lancaster Port Authority, Revenue, Natural Gas, Series A, Rfdg., (Mandatory Put Date 02/01/25)	5.000(cc)	08/01/49	300	301,711
Ohio Air Quality Development Authority,
Revenue, American Electric Power Co. Project, Series A, (Mandatory Put Date 10/01/29)	2.400(cc)	12/01/38	500	434,866
Revenue, Duke Energy Corp. Project, Series A, AMT, Rfdg., (Mandatory Put Date 06/01/27)	4.250(cc)	11/01/39	2,000	2,008,135
Revenue, Ohio Valley Electric Corp. Project, Series B, (Mandatory Put Date 11/01/24)	1.375(cc)	02/01/26	750	740,264
				6,985,418

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Oklahoma 1.1%
Oklahoma Development Finance Authority, Revenue, University of Oklahoma Medicine Project, Series B	5.000%	08/15/29	1,100	$1,128,678
Oklahoma Industries Authority, Revenue, Oklahoma City Public Schools Project	5.000	04/01/28	1,000	1,060,565
				2,189,243
Pennsylvania 3.0%
Chester County Industrial Development Authority,
Revenue, Avon Grove Charter School	5.000	03/01/27	1,070	1,093,857
Revenue, Renaissance Academy Charter School, Rfdg.	3.750	10/01/24	70	69,714
Revenue, Renaissance Academy Charter School, Rfdg.	5.000	10/01/34	355	349,092

Delaware Valley Regional Finance Authority, Revenue, Series A, AMBAC	5.500	08/01/28	695	755,335
Pennsylvania Economic Development Financing Authority, Revenue, Waste Management, Inc. Project, Series B, AMT, Rfdg., (Mandatory Put Date 11/02/26)	1.100(cc)	06/01/31	1,250	1,156,533
Pennsylvania Turnpike Commission,
Revenue, Series A-1	5.000	12/01/41	1,215	1,236,503
Revenue, Series A-2	5.000	12/01/36	1,300	1,391,935
				6,052,969
Puerto Rico 1.5%
Commonwealth of Puerto Rico, Restructured, Series A, GO, CABS	4.338(t)	07/01/24	1,744	1,743,849
Puerto Rico Sales Tax Financing Corp.,
Revenue, Restructured, Series A-1, CABS	3.805(t)	07/01/29	1,416	1,172,400
Revenue, Series A-1, CABS	3.196(t)	07/01/24	142	141,962
				3,058,211
Rhode Island 0.1%
Tobacco Settlement Financing Corp., Revenue, Series A, Rfdg.	5.000	06/01/28	240	241,361
South Carolina 1.3%
Patriots Energy Group Financing Agency, Revenue, Series A-1, (Mandatory Put Date 08/01/31)	5.250(cc)	10/01/54	880	939,795

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
South Carolina (cont’d.)
South Carolina Jobs-Economic Development Authority, Revenue, Novant Health Obligated Group, Series A	5.000%	11/01/34	1,000	$1,141,749
South Carolina Public Service Authority, Revenue, Santee Cooper Exchange Bonds, Series A, Rfdg.	4.000	12/01/29	619	632,141
				2,713,685
Tennessee 4.1%
Memphis-Shelby County Airport Authority, Revenue, Series A, AMT	5.000	07/01/25	500	505,201
Metropolitan Nashville Airport Authority, Revenue, Series B, AMT	5.250	07/01/34	500	546,077
Tennergy Corp.,
Gas Supply Revenue Bonds, Series A, (Mandatory Put Date 12/01/30)	5.500(cc)	10/01/53	380	406,506
Revenue, Series A, (Mandatory Put Date 09/01/28)	4.000(cc)	12/01/51	2,000	1,999,558

Tennessee Energy Acquisition Corp., Revenue, (Mandatory Put Date 11/01/25)	4.000(cc)	11/01/49	4,900	4,902,777
				8,360,119
Texas 8.1%
Arlington Housing Finance Corp., Revenue, MultiFamily Housing, (Mandatory Put Date 04/01/27)	4.500(cc)	04/01/41	1,000	1,013,322
Bexar County Health Facilities Development Corp., Revenue, Army Retirement Residence Foundation, Rfdg.	5.000	07/15/24	500	499,973
Central Texas Regional Mobility Authority, Revenue, Sub-Series F, BANS	5.000	01/01/25	680	680,387
City of Dallas Hotel Occupancy, Tax Revenue, Rfdg.	4.000	08/15/28	1,025	1,026,820
City of Houston Combined Utility System, Revenue, First Lien, Series D, Rfdg.	5.000	11/15/34	1,000	1,002,582
City of San Antonio Electric & Gas Systems, Revenue, Junior Lien, Rfdg., (Mandatory Put Date 12/01/27)	2.000(cc)	02/01/49	1,500	1,383,221
Clear Creek Independent School District, Permanent School Fund Program, GO, (Mandatory Put Date 08/15/24)	0.280(cc)	02/15/38	1,000	996,214
Clifton Higher Education Finance Corp., Revenue, Idea Public Schools, Series B	5.000	08/15/25	670	676,315

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Fort Worth Independent School District, Permanent School Fund Program, GO	5.000%	02/15/33	1,000	$1,137,104
Georgetown Independent School District, Permanent School Fund Program, Series A, GO	5.000	08/15/24	685	686,287
Lakeside Place PFC, Revenue, Brookside Gardens Apartments, (Mandatory Put Date 11/01/25)	4.150(cc)	11/01/26	1,000	1,003,019
New Caney Independent School District, Permanent School Fund Program, GO, (Mandatory Put Date 08/15/24)	1.250(cc)	02/15/50	650	648,315
North Texas Tollway Authority, Revenue, Second Tier, Series B, Rfdg.	5.000	01/01/28	415	424,277
Tarrant County Cultural Education Facilities Finance Corp.,
Revenue, Texas Health Resources System, Series A, Rfdg.	5.000	02/15/26	1,125	1,153,039
Revenue, Trinity Terrace Project, Series A-1, Rfdg.	5.000	10/01/29	630	630,649

Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Senior Lien, Series D	6.250	12/15/26	1,000	1,031,774
Texas Private Activity Bond Surface Transportation Corp., Revenue, Bond Surface Transportation Corp., Senior Lien, AMT, Rfdg.	5.500	06/30/40	1,250	1,349,186
Texas Transportation Commission State Highway Fund, Revenue, Rfdg.	5.000	10/01/33	1,000	1,157,602
				16,500,086
Utah 1.9%
County of Utah, Revenue, IHC Health Services, Inc., Series A	5.000	05/15/43	2,745	2,927,726
Salt Lake City Airport,
Revenue, Series A, AMT	5.000	07/01/28	375	386,855
Revenue, Series A, AMT	5.000	07/01/28	580	606,420
				3,921,001
Virginia 0.4%
Virginia Small Business Financing Authority, Revenue, Elizabeth River Crossings Project, Senior Lien, AMT, Rfdg.	4.000	01/01/30	750	743,337

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Washington 1.2%
City of Seattle Municipal Light & Power, Revenue, Series B, Rfdg., (Mandatory Put Date 11/01/26)	4.130%(cc)	05/01/45	500	$488,838
Energy Northwest, Revenue, Project No. 1, Series B, Rfdg.	5.000	07/01/25	500	508,607
Port of Seattle, Revenue, Intermediate Lien, AMT	5.000	04/01/29	1,000	1,050,682
Washington Health Care Facilities Authority, Revenue, Overlake Hospital Medical Center, Series B, Rfdg.	5.000	07/01/28	375	377,448
				2,425,575
West Virginia 0.7%
West Virginia Economic Development Authority, Revenue, Appalachian Power Co. Project, Series A, Rfdg., (Mandatory Put Date 12/01/25)	0.625(cc)	12/01/38	1,500	1,431,661
Wisconsin 1.9%
Public Finance Authority, Revenue, Astro Texas Land Projects, 144A	5.500	12/15/28	1,000	1,004,826
Wisconsin Department of Transportation, Revenue, Series 1, Rfdg.	5.000	07/01/29	2,000	2,182,565
Wisconsin Health & Educational Facilities Authority, Revenue, Forensic Science & Protective Medicine Collaboration Project, 144A	5.000	08/01/27	700	706,930
				3,894,321

Total Long-Term Investments (cost $209,909,151)				206,845,207

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $456,773)(wb)	456,773	$456,773

TOTAL INVESTMENTS 102.0% (cost $210,365,924)		207,301,980
Liabilities in excess of other assets (2.0)%		(4,151,803)

Net Assets 100.0%		$203,150,177

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
BANS—Bond Anticipation Notes
CABS—Capital Appreciation Bonds
GO—General Obligation
PFC—Public Facility Corporation
Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $40,000 and 0.0% of net assets.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at June 30, 2024.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).